SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 SGD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Accounting Policies [Abstract]
Exchange rate	0.7862
Interest bearing percentage	5.00%
Impairment of long-lived assets | $	$ 0		$ 0
Dividend declared		$ 471	$ 643,000
Number of reportable segments | Segment	2